Related party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Wangxiancai Limited [Member]
Related party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party	An entity controlled by the legal representative and executive director of one of the subsidiaries [1]	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”) [Member]
Related party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party	An entity controlled by certain shareholders of the Group	An entity controlled by certain shareholders of the Group

[1]	Wangxiancai Limited was no longer a related party of the Company since June 30, 2022 when the Company disposed of the Deconsolidated VIE’s Subsidiaries.